RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 10, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Oct. 02, 2020
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor				$ 25,000
Over-Allotment Option [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Number of shares no longer subject to forfeiture (in shares)						750,000
Founder Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Period not to transfer, assign or sell shares			1 year		1 year
Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)			$ 12.00	$ 12.00	$ 12.00
Threshold period after initial Business Combination			150 days	150 days
Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Ownership interest, as converted percentage	20.00%
Founder Shares [Member] | Class B Common Stock [Member] | Maximum [Member]
Founder Shares [Abstract]
Common stock, shares subject to forfeiture (in shares)	750,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)	5,750,000
Proceeds from issuance of Class B common stock to Sponsor	$ 25,000
Founder Shares [Member] | Directors, Officers and Consultants [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)		175,500